INCOME PER SHARE (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Income (loss) attributable to ordinary shareholders - basic and diluted	$ (12.4)	$ 127.5	$ 43.8
Denominator:
Weighted-average number of shares outstanding - basic	4,162,018,711	4,158,984,882	4,120,369,328
Effects of dilution of stock options and RSUs granted in connection with the stock option plan		312,659	320,340
Weighted-average number of shares outstanding - diluted	4,162,018,711	4,159,297,541	4,120,689,668
Basic net income (loss) per share	$ (0.00)	$ 0.03	$ 0.01
Diluted net income (loss) per share	$ (0.00)	$ 0.03	$ 0.01